Obligations Related to Finance Leases - Additional Information (Detail)	1 Months Ended			12 Months Ended			36 Months Ended
	Nov. 30, 2020 USD ($)	Oct. 31, 2020 USD ($)	Sep. 30, 2019	Dec. 31, 2020 USD ($) vessel lessor lease	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 31, 2019	Mar. 10, 2021 USD ($) vessel	Nov. 13, 2020 vessel	Oct. 22, 2020 vessel
Capital Leased Assets [Line Items]
Proceeds from financing related to sale-leaseback of vessels				$ 0	$ 381,526,000	$ 611,388,000
Payments to Acquire Property, Plant, and Equipment				$ 26,507,000	109,523,000	$ 693,792,000
Finance Leased Assets, Number of Units | vessel				22
Teekay Tankers
Capital Leased Assets [Line Items]
Approximate capital leases future minimum payments due				$ 480,900,000	601,700,000
Finance Lease, Liability, Undiscounted Excess Amount				$ 120,900,000	$ 186,900,000
Finance Lease, Weighted Average Discount Rate, Percent				7.80%	7.60%
Payments to Acquire Property, Plant, and Equipment	$ 56,700,000	$ 29,600,000
Lessee, Sales-type lease, Number of vessels repurchased | vessel										2
Number Of Sale Leaseback Transactions | vessel				16
Lessee, Sales-type lease, Number of purchase options exercised | vessel									2
Teekay Tankers | Subsequent Events
Capital Leased Assets [Line Items]
Lessee, Sales-type lease, Number of purchase options exercised | vessel								6
Lessee, Sales-type lease, Purchase option price								$ 128,800,000
Teekay Tankers | Finance Lease Obligations [Member]
Capital Leased Assets [Line Items]
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line				$ 35,000,000.0
Percentage of debt				5.00%
Teekay Tankers | Minimum
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms				9
Teekay Tankers | Maximum
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms				12
Teekay Tankers | Aframax Tanker [Member] | Subsequent Events
Capital Leased Assets [Line Items]
Lessee, Sales-type lease, Purchase option price								$ 128,800,000
May 2019 Sale Leaseback [Member] | Teekay Tankers
Capital Leased Assets [Line Items]
Actual hull coverage ratio				81.00%	109.00%
Minimum hull coverage ratio, year 2				78.00%
Minimum hull coverage ratio, years 3 and 4				80.00%
Minimum hull coverage ratio, thereafter				90.00%
Minimum hull coverage ratio				75.00%
Finance Leased Assets, Number of Units | vessel				2
November 2018 Sale-leaseback Transaction | Teekay Tankers | Minimum
Capital Leased Assets [Line Items]
Actual hull coverage ratio				145.00%	140.00%
November 2018 Sale-leaseback Transaction | Teekay Tankers | Maximum
Capital Leased Assets [Line Items]
Actual hull coverage ratio				156.00%	144.00%
September 2018 Sale Leaseback [Member] | Teekay Tankers
Capital Leased Assets [Line Items]
Minimum hull coverage ratio, year 1				75.00%
Minimum hull coverage ratio, year 2				78.00%
Minimum hull coverage ratio, years 3 and 4				80.00%
Minimum hull coverage ratio, thereafter				90.00%
September 2018 Sale Leaseback [Member] | Teekay Tankers | Finance Lease Obligations [Member]
Capital Leased Assets [Line Items]
Number of vessels | vessel				6
September 2018 Sale Leaseback [Member] | Teekay Tankers | Minimum
Capital Leased Assets [Line Items]
Actual hull coverage ratio				80.00%	106.00%
September 2018 Sale Leaseback [Member] | Teekay Tankers | Maximum
Capital Leased Assets [Line Items]
Actual hull coverage ratio				88.00%	123.00%
July 2017 Sale Leaseback [Member] | Teekay Tankers
Capital Leased Assets [Line Items]
Hull coverage ratio for first three years				90.00%
July 2017 Sale Leaseback [Member] | Teekay Tankers | Finance Lease Obligations [Member]
Capital Leased Assets [Line Items]
Finance Leased Assets, Number of Units | vessel				4
July 2017 Sale Leaseback [Member] | Teekay Tankers | Minimum
Capital Leased Assets [Line Items]
Actual hull coverage ratio				121.00%	110.00%
July 2017 Sale Leaseback [Member] | Teekay Tankers | Maximum
Capital Leased Assets [Line Items]
Actual hull coverage ratio				143.00%	132.00%
July 2017 Sale Leaseback [Member] | Teekay Tankers | Suezmax
Capital Leased Assets [Line Items]
Minimum hull coverage ratio, thereafter				100.00%
July 2017 and November 2018 Sale Leaseback | Teekay Tankers | Finance Lease Obligations [Member]
Capital Leased Assets [Line Items]
Number of vessels | vessel				6
September 2018 and May 2019 Sale Leaseback | Teekay Tankers | Finance Lease Obligations [Member]
Capital Leased Assets [Line Items]
Number of vessels | vessel				8
LNG Carriers | Teekay LNG
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Imputed Interest Rate				5.10%
LNG Carriers | Teekay LNG | Minimum
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms							7.5
LNG Carriers | Teekay LNG | Maximum
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms							15
Sales-type lease [Member] | Teekay Tankers
Capital Leased Assets [Line Items]
Number of Lessors | lessor				14
Sales-type lease [Member] | LNG Carriers | Teekay LNG
Capital Leased Assets [Line Items]
Number of vessels | lease				9
Number of Lessors | lessor				9
Failed Sales Number Of Vessels				2
Approximate capital leases future minimum payments due				$ 1,700,000,000
Finance Lease, Liability, Undiscounted Excess Amount				$ 400,500,000
Variable Interest Entity, Primary Beneficiary [Member] | Sales-type lease [Member] | Teekay Tankers
Capital Leased Assets [Line Items]
Number of Lessors | lessor				12
Torben Spirit [Member] | September 2019 Transaction [Member] | Teekay LNG
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms			7.5
Loss on lease extinguishment				$ 1,400,000
Variable Interest Entity, Primary Beneficiary [Member] | Sales-type lease [Member] | Teekay LNG
Capital Leased Assets [Line Items]
Number of Lessors | lessor				7